UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	6/30/09

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Emerging Markets Fund, Inc. (MSF)

Morgan Stanley

Investment Management Inc.

Investment Adviser

Semi-Annual Report

June 30, 2009

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended June 30, 2009, the Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) had total returns of 30.17%, based on net asset value, and 30.01% based on market value per share (including reinvestment of distributions), compared to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index (the “Index”), which returned 36.01%. On June 30, 2009, the closing price of the Fund’s shares on the New York Stock Exchange was $10.92, representing a 6.3% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  Emerging market equities (as represented by the Index) returned 36.0% in the first half of 2009, outperforming the developed markets for the six-month period. In the second quarter, the emerging markets had the strongest performance since the inception of the Index. The markets rallied in light of an improvement in global credit markets and positive economic news from China. Latin America (up 45.3%) was the best performing region followed by Asia, which rose 36.0%. The Emerging Europe, Middle East and Africa (EMEA) region, which rose 27.5%, underperformed the overall Index.

•                  An underweight allocation to Malaysia and overweight allocation to Indonesia relative to the Index were positive contributors to performance. Stock selection in Thailand, Mexico and Russia were also positive.

•                  Stock selection and an overweight allocation to Poland was the biggest detractor from performance. Poland has been the worst-performing market in the overall Index due to an underperforming financial sector and weak currency. An underweight allocation to Brazil and stock selection in India also detracted from performance.

Management Strategies

•                  The Fund remains underweight highly cyclical companies dependent on a global growth recovery. As a result, we remain underweight commodities and energy in favor of companies whose earnings are driven by domestic demand within emerging markets. The emerging markets consumers — in sharp contrast to their U.S. counterparts — remain underleveraged. Thus, as global credit markets stabilize, domestic consumption in emerging markets should resume. We believe that over the longer term, investing in companies in emerging markets with highly visible earnings and increasing returns on capital should deliver outperformance.

•                  The Fund’s overweight positions are Poland, Turkey, India, Indonesia and the Czech Republic. Our largest underweight positions remain Brazil, whose equity index is dominated by energy and materials, and Malaysia.

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders (cont’d)

•                  While the conditions are not in place for a major new bull market to begin, we believe a bear market is not the only other alternative. There is a middle path like the one Japan followed in the mid-1990s. Japanese stocks participated in some significant rallies during that decade, including three jumps of around 50%, all of which coincided with a temporary economic upturn. We expect emerging markets to continue to grow relatively faster than their developed counterparts, thus offering, in our view, a compelling combination of stronger growth prospects with attractive valuations.

Sincerely,

Randy Takian
President and Principal Executive Officer	July 2009

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that while the management fee was higher than the peer group average, the total expense ratio was higher than but close to the peer group average. After discussion, the Board concluded that the management fee, although higher than the peer group average, was acceptable because the total expense ratio was competitive with the peer group average. The Board also concluded that the Fund’s performance was competitive with the peer group average.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board considered that, with respect to closed-end funds, the assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (96.7%)
(Unless Otherwise Noted)
Brazil (11.8%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	24,800	$1,608

Commercial Banks
Banco Bradesco S.A. ADR	47,700	705
Banco Bradesco S.A. (Preference)	33,000	485
Banco Nacional S.A. (Preference) (a)(b)(c)	61,598,720	—
Itau Unibanco Holding S.A. ADR	210,938	3,339
Itau Unibanco Holding S.A. ADR	575	9
Itau Unibanco Holding S.A. (Preference)	59,146	932
		5,470
Commercial Services
Companhia Brasileira de Meios de Pagamento (c)	98,300	849

Diversified Financial Services
BM&F Bovespa S.A.	284,700	1,700

Food Products
Perdigao S.A. (c)	82,661	1,566

Household Durables
MRV Engenharia e Participacoes S.A.	53,500	725
PDG Realty S.A. Empreendimentos e Participacoes	65,300	691
		1,416
Media
NET Servicos de Comunicacao S.A. (Preference) (c)	156,242	1,523

Metals & Mining
Vale S.A. ADR	232,588	3,570
Vale S.A. (Preference), Class A	17,252	265
		3,835
Multiline Retail
Lojas Renner S.A.	17,300	192

Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	46,026	1,535
Petroleo Brasileiro S.A. (Preference)	201,132	3,342
		4,877
Specialty Retail
Ultrapar Participacoes S.A. (Preference)	23,140	729
		23,765
China/Hong Kong (20.6%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	2,658,000	2,235

Commercial Banks
Bank of China Ltd., Class H	6,004,000	2,845
China Citic Bank, Class H	2,119,000	1,387
China Construction Bank Corp., Class H	4,741,000	3,665
Industrial & Commercial Bank of China, Class H	5,402,000	3,752
		11,649
Communications Equipment
BYD Electronic International Co., Ltd. (c)	756,000	462

Construction & Engineering
China Railway Construction Corp. Ltd., Class H (c)	249,500	384
China Zhongwang Holdings Ltd. (c)	1,489,600	2,045
		2,429
Construction Materials
Anhui Conch Cement Co., Ltd., Class H	221,000	1,379

Diversified Telecommunication Services
China Communications Services Corp., Ltd., Class H	946,000	584

Energy Equipment & Services
China Oilfield Services Ltd., Class H	782,000	841

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	453,000	1,003
Datang International Power Generation Co., Ltd., Class H	1,082,000	654
		1,657
Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	245,000	1,221
Shanghai Industrial Holdings Ltd.	523,000	2,123
		3,344

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
China/Hong Kong (cont’d)
Insurance
China Life Insurance Co., Ltd., Class H	710,000	$2,622
Ping An Insurance Group Co. of China Ltd., Class H	231,000	1,558
		4,180
Metals & Mining
Fushan International Energy Group Ltd. (c)	758,000	424

Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., Class H	3,070,000	3,387
Yanzhou Coal Mining Co., Ltd., Class H	866,000	1,189
		4,576
Specialty Retail
Belle International Holdings Ltd.	1,044,000	916
GOME Electrical Appliances Holdings Ltd. (a)	10,375,000	2,584
		3,500
Textiles, Apparel & Luxury Goods
China Dongxiang Group Co.	704,700	472

Wireless Telecommunication Services
China Mobile Ltd.	361,000	3,620
		41,352
Czech Republic (2.0%)
Commercial Banks
Komercni Banka A.S.	9,824	1,358

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	40,764	926

Electric Utilities
CEZ A.S.	40,708	1,835
		4,119
Hungary (0.5%)
Pharmaceuticals
Richter Gedeon Nyrt	5,630	1,011

India (8.3%)
Automobiles
Hero Honda Motors Ltd.	48,632	1,418
Maruti Suzuki India Ltd.	19,873	443
		1,861
Commercial Banks
Axis Bank Ltd.	68,100	1,176
HDFC Bank Ltd.	87,381	2,708
State Bank of India Ltd.	40,130	1,459
Union Bank of India	158,032	797
		6,140
Construction & Engineering
Hindustan Construction Co.	192,300	424

Electrical Equipment
Bharat Heavy Electricals Ltd.	45,730	2,100

Household Products
Hindustan Unilever Ltd.	197,701	1,103

Industrial Conglomerates
Jaiprakash Associates Ltd.	291,844	1,243

Information Technology Services
Infosys Technologies Ltd.	36,195	1,339

Media
Deccan Chronicle Holdings Ltd.	229,500	355

Oil, Gas & Consumable Fuels
Hindustan Petroleum Corp. Ltd.	96,071	599

Real Estate Management & Development
Unitech Ltd.	650,612	1,078

Tobacco
ITC Ltd.	128,000	509
		16,751
Indonesia (3.7%)
Automobiles
Astra International Tbk PT	473,600	1,102

Commercial Banks
Bank Central Asia Tbk PT	4,290,000	1,479
Bank Mandiri Tbk PT	3,680,000	1,135
Bank Rakyat Indonesia Tbk PT	1,846,500	1,134
		3,748
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	465,000	352

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,194,000	885

Gas Utilities
Perusahaan Gas Negara PT	2,870,000	882

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
Indonesia (cont’d)
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	2,167,000	$393
		7,362
Israel (1.4%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	40,839	2,015

Software
Check Point Software Technologies (c)	34,892	819
		2,834
Malaysia (0.9%)
Commercial Banks
Bumiputra-Commerce Holdings Bhd	290,600	747

Electric Utilities
Tenaga Nasional Bhd	263,500	572

Wireless Telecommunication Services
Digi.com Bhd	80,200	506
		1,825
Mexico (4.2%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	652,000	1,579

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V., Class V	122,805	364
Wal-Mart de Mexico S.A.B. de C.V. ADR	14,700	434
		798
Household Durables
Desarrolladora Homex S.A.B. de C.V. ADR (c)	30,340	846

Media
Grupo Televisa S.A. ADR	94,700	1,610

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	93,057	3,603
		8,436
Panama (0.5%)
Airlines
Copa Holdings S.A., Class A	24,345	994

Poland (2.9%)
Commercial Banks
Bank Handlowy w Warszawie S.A. (c)	33,661	531
Bank Pekao S.A. (c)	47,514	1,717
Bank Zachodni WBK S.A. (c)	19,963	567
Powszechna Kasa Oszczednosci Bank Polski S.A.	172,364	1,387
		4,202
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	137,543	667

Media
Cyfrowy Polsat S.A.	4,452	22

Metals & Mining
KGHM Polska Miedz S.A.	13,241	340

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe I Gazownictwo S.A.	393,358	503
		5,734
Russia (5.1%)
Commercial Banks
Sberbank	624,350	786

Diversified Telecommunication Services
Vimpel-Communications OJSC ADR (c)	87,419	1,029

Electric Utilities
RusHydro (c)	6,405,171	240
RusHydro GDR (c)	139,437	528
		768
Food & Staples Retailing
X5 Retail Group N.V. GDR (c)	54,079	827

Food Products
Wimm-Bill-Dann Foods OJSC ADR (c)	13,354	734

Metals & Mining
Polyus Gold Co. ADR (c)	34,591	716

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	63,898	1,302
LUKOIL OAO ADR	50,210	2,243
Rosneft Oil Co. GDR	320,065	1,757
		5,302
Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	—
		10,162

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
South Africa (7.0%)
Beverages
SABMiller plc	55,834	$1,137

Diversified Financial Services
African Bank Investments Ltd.	263,445	950

Food Products
Tiger Brands Ltd.	61,701	1,154

Media
Naspers Ltd., Class N	77,730	2,049

Metals & Mining
Anglo Platinum Ltd.	13,329	945
AngloGold Ashanti Ltd.	37,275	1,367
Harmony Gold Mining Co., Ltd. (c)	63,800	660
Impala Platinum Holdings Ltd.	74,400	1,648
		4,620
Oil, Gas & Consumable Fuels
Sasol Ltd.	10,033	353

Specialty Retail
Mr. Price Group Ltd.	177,613	647

Wireless Telecommunication Services
MTN Group Ltd.	207,666	3,191
		14,101
South Korea (11.7%)
Automobiles
Hyundai Motor Co.	4,528	262

Chemicals
Cheil Industries, Inc.	19,942	716
LG Chem Ltd.	15,905	1,735
SSCP Co., Ltd. (c)	33,514	203
		2,654
Commercial Banks
Hana Financial Group, Inc.	29,070	620
KB Financial Group, Inc. (c)	37,050	1,234
Shinhan Financial Group Co., Ltd. (c)	71,256	1,790
		3,644
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	15,882	662

Food & Staples Retailing
Shinsegae Co., Ltd.	2,022	800

Household Durables
LG Electronics, Inc.	10,936	999
Woongjin Coway Co., Ltd.	74,917	1,818
		2,817
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	6,872	1,011

Internet Software & Services
NHN Corp. (c)	15,152	2,094

Media
Cheil Worldwide, Inc.	4,444	816

Personal Products
Amorepacific Corp.	1,429	766

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	10,492	4,859
Samsung Electronics Co., Ltd. (Preference)	3,960	1,207
		6,066
Tobacco
KT&G Corp.	13,610	769

Wireless Telecommunication Services
LG Telecom Ltd.	50,420	317
SK Telecom Co., Ltd.	6,317	863
		1,180
		23,541
Taiwan (10.5%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	2,086,000	1,396

Chemicals
Taiwan Fertilizer Co., Ltd.	290,000	857

Commercial Banks
First Financial Holding Co., Ltd.	938,800	558
Taishin Financial Holding Co., Ltd.	3,065,000	1,140
		1,698
Computers & Peripherals
Acer, Inc.	627,540	1,086
High Tech Computer Corp.	163,000	2,292
Wistron Corp.	812,000	1,340
Wistron Corp. GDR	8,250	137
		4,855

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

	Shares	Value (000)
Taiwan (cont’d)
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,148,000	$1,067

Diversified Telecommunication Services
Chunghwa Telecom Co., Ltd.	387,801	773

Electronic Equipment, Instruments & Components
HON HAI Precision Industry Co., Ltd.	1,116,765	3,438

Insurance
Cathay Financial Holding Co., Ltd.	1,464,150	2,151

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	859,000	989
Taiwan Semiconductor Manufacturing Co., Ltd.	2,263,011	3,759
		4,748
		20,983
Thailand (2.0%)
Commercial Banks
Bangkok Bank PCL	6,000	20
Bangkok Bank PCL NVDR	345,300	1,086
Kasikornbank PCL (Foreign)	452,100	953
Kasikornbank PCL NVDR	177,400	342
Siam Commercial Bank PCL (Foreign)	267,500	589
		2,990
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	132,400	528
PTT PCL (Foreign)	60,800	418
		946
		3,936
Turkey (3.6%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	87,693	788

Commercial Banks
Akbank T.A.S.	285,367	1,268
Turkiye Garanti Bankasi A.S. (c)	791,173	2,118
Turkiye Halk Bankasi A.S.	174,643	685
Turkiye Is Bankasi A.S., Class C	269,839	790
		4,861
Diversified Financial Services
Haci Omer Sabanci Holding A.S.	146,105	392

Diversified Telecommunication Services
Turk Telekomunikasyon A.S.	136,548	426

Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	123,222	683
		7,150
TOTAL COMMON STOCKS (Cost $186,055)		194,056

Face Amount (000)
DEBT INSTRUMENT (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd., Zero Coupon, (expired maturity) (a)(b)(c) (Cost $408)	INR	581	—

Shares
INVESTMENT COMPANY (1.2%)
India (1.2%)
Diversified Financial Services
Morgan Stanley Growth Fund (c)(d) (Cost $440)	2,450,493	2,389

No. of Rights
RIGHTS (0.0%)
China/Hong Kong (0.0%)
Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd., expires 7/10/09 (c) (Cost $—)	45,300	19

	Shares
SHORT-TERM INVESTMENT (1.8%)
United States (1.8%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $3,526)	3,525,832	3,526
TOTAL INVESTMENTS (99.7%) (Cost $190,429) (e)		199,990
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		623
NET ASSETS (100%)		$200,613

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

(a)		Security has been deemed illiquid at June 30, 2009.
(b)

At June 30, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)		Non-income producing security.
(d)

See Note G within the Notes to Financial Statements regarding investments in the Morgan Stanley Growth Fund and the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)

The approximate market value and percentage of total investments, $157,988,000 and 79.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@		Value is less than $500.
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	588	$300	7/1/09	USD	302	$302	$2
BRL	55	28	7/2/09	USD	28	28	—	@
BRL	84	43	7/6/09	USD	43	43	—	@
HKD	911	118	7/1/09	USD	118	118	—	@
HKD	122	16	7/1/09	USD	16	16	—	@
INR	9,657	201	7/2/09	USD	201	201	—	@
MXN	604	46	7/1/09	USD	46	46	—	@
MXN	349	27	7/2/09	USD	27	27	—	@
USD	59	59	7/1/09	BRL	115	59	—	@
USD	48	48	7/2/09	HUF	9,379	48	—	@
USD	145	145	7/3/09	HUF	28,219	145	—	@
USD	22	22	7/2/09	PLN	69	22	—	@
		$1,053				$1,055	$2

BRL —	Brazilian Real
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
INR —	Indian Rupee
MXN —	Mexican Peso
PLN —	Polish Zloty
USD —	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Assets:
Common Stocks
Aerospace & Defense	$—	$—	@	$—		$—	@
Airlines	994	—		—		994
Automobiles	—	5,460		—		5,460
Beverages	1,608	1,925		—		3,533
Capital Markets	—	1,396		—		1,396
Chemicals	—	3,511		—		3,511
Commercial Banks	7,040	41,832		—	**	48,872
Commercial Services	849	—		—		849
Communications Equipment	—	462		—		462
Computers & Peripherals	137	4,718		—		4,855
Construction & Engineering	424	3,091		—		3,515
Construction Materials	—	1,731		—		1,731
Diversified Financial Services	1,700	2,409		—		4,109

12	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Diversified Telecommunication Services	$1,029	$4,261		$—		$5,290
Electric Utilities	—	3,175		—		3,175
Electrical Equipment	—	2,100		—		2,100
Electronic Equipment, Instruments & Components	—	3,438		—		3,438
Energy Equipment & Services	—	841		—		841
Food & Staples Retailing	798	1,627		—		2,425
Food Products	2,300	1,154		—		3,454
Gas Utilities	—	882		—		882
Household Durables	2,262	2,817		—		5,079
Household Products	—	1,103		—		1,103
Independent Power Producer & Energy Traders	—	1,657		—		1,657
Industrial Conglomerates	—	4,587		—		4,587
Information Technology Services	—	1,339		—		1,339
Insurance	—	7,342		—		7,342
Internet Software & Services	—	2,094		—		2,094
Media	3,155	3,220		—		6,375
Metals & Mining	3,835	6,100		—		9,935
Multiline Retail	192	—		—		192
Oil, Gas & Consumable Fuels	4,877	12,672		—		17,549
Paper & Forest Products	—	—		—	**	—	**
Personal Products	—	766		—		766
Pharmaceuticals	2,015	1,011		—		3,026
Real Estate Management & Development	—	1,078		—		1,078
Semiconductors & Semiconductor Equipment	—	10,814		—		10,814
Software	819	—		—		819
Specialty Retail	729	4,147		—		4,876
Textiles, Apparel & Luxury Goods	—	472		—		472
Tobacco	—	1,278		—		1,278
Wireless Telecommunication Services	3,603	9,180		—		12,783
Total Common Stocks	38,366	155,690		—	**	194,056
Debt Instrument
Metals & Mining	—	—		—	**	—	**
Forwards Investment Company	—	2		—		2
Diversified Financial Services	2,389	—		—		2,389
Rights
Independent Power Producers & Energy Traders	—	19		—		19
Short-Term Investment
Investment Company	3,526	—		—		3,526
Total Assets	44,281	155,711		—	**	199,992
Liabilities:
Forwards	—	—	@	—		—	@
Total Liabilities	—	—	@	—		—	@
Total	$44,281	$155,711		$—	**	$199,992

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	13

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks		Debt Instrument
Balance as of 12/31/08	$—	**	$—	**
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Net transfers in and/or out of Level 3	—		—
Balance as of 6/30/09	$—	**	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—		$—

**  Includes securities which are valued at zero.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Banks	24.4%
Oil, Gas & Consumable Fuels	8.8
Wireless Telecommunication Services	6.4
Semiconductors & Semiconductor Equipment	5.4
Metals & Mining	5.0
Other*	48.2
Short-Term Investment	1.8
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

14	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $186,463)	$194,075
Investment in Securities of Affiliated Issuers, at Value (Cost $3,966)	5,915
Total Investments in Securities, at Value (Cost $190,429)	199,990
Foreign Currency, at Value (Cost $1,297)	1,300
Receivable for Investments Sold	995
Dividends Receivable	777
Tax Reclaim Receivable	296
Unrealized Appreciation on Foreign Currency Exchange Contracts	2
Receivable from Affiliate	2
Other Assets	6
Total Assets	203,368
Liabilities:
Payable For:
Investments Purchased	1,812
Bank Overdraft	561
Investment Advisory Fees	206
Custodian Fees	67
Administration Fees	6
Unrealized Depreciation on Foreign Currency Exchange Contracts	— @
Other Liabilities	103
Total Liabilities	2,755
Net Assets
Applicable to 17,224,812 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$200,613
Net Asset Value Per Share	$11.65
Net Assets Consist of:
Common Stock	$172
Paid-in Capital	264,186
Accumulated Net Investment Loss	(54)
Accumulated Net Realized Loss	(74,707)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Exchange Contracts and Translations	11,016
Net Assets	$200,613

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	15

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009

Financial Statements (cont’d)

Statement of Operations

Six Months Ended June 30, 2009 (unaudited) (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $185 of Foreign Taxes Withheld)	$2,419
Dividends from Security of Affiliated Issuer	8
Total Investment Income	2,427
Expenses:
Investment Advisory Fees (Note B)	1,015
Custodian Fees (Note D)	99
Professional Fees	76
Administration Fees (Note C)	65
Stockholder Reporting Expenses	20
Stockholder Servicing Agent Fees	5
Directors’ Fees and Expenses	1
Other Expenses	20
Total Expenses	1,301
Waiver of Administration Fees (Note C)	(33)
Rebate from Morgan Stanley Affiliates (Note G)	(9)
Expense Offset (Note D)	— @
Net Expenses	1,259
Net Investment Income	1,168
Net Realized Gain (Loss) on:
Investments	(32,008)
Foreign Currency Transactions	270
Net Realized Loss	(31,738)
Change in Unrealized Appreciation (Depreciation) on:
Investments	77,340
Foreign Currency Exchange Contracts and Translations	(76)
Change in Unrealized Appreciation (Depreciation)	77,264
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	45,526
Net Increase in Net Assets Resulting from Operations	$46,694

@ Amount is less than $500.

16	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009

Financial Statements (cont’d)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,168	$1,888
Net Realized Loss	(31,738)	(20,568)
Net Change in Unrealized Appreciation (Depreciation)	77,264	(220,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,694	(239,548)
Distributions from and/or in Excess of:
Net Investment Income	—	(745)
Net Realized Gain	—	(94,139)
Total Distributions	—	(94,884)
Capital Share Transactions:
Repurchase of Shares (7,900 and 178,337 shares)	(61)	(3,252)
Total Increase (Decrease)	46,633	(337,684)
Net Assets:
Beginning of Period	153,980	491,664
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(54) and $(1,222))	$200,613	$153,980

The accompanying notes are an integral part of the financial statements.	17

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended June 30,		Year Ended December 31,
	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.94		$28.24	$28.26	$24.77	$19.48	$15.67
Net Investment Income†	0.07		0.11	0.05	0.12	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	2.64		(13.94)	10.63	8.83	6.46	3.70
Total from Investment Operations	2.71		(13.83)	10.68	8.95	6.68	3.89
Distributions from and/or in excess of:
Net Investment Income	—		(0.04)	(0.01)	(0.24)	(0.37)	(0.09)
Net Realized Gain	—		(5.45)	(10.78)	(5.23)	(1.03)	—
Total Distributions	—		(5.49)	(10.79)	(5.47)	(1.40)	(0.09)
Anti-Dilutive Effect of Share Repurchase Program	0.00	‡	0.02	0.09	0.01	0.01	0.01
Net Asset Value, End of Period	$11.65		$8.94	$28.24	$28.26	$24.77	$19.48
Per Share Market Value, End of Period	$10.92		$8.21	$24.75	$26.83	$21.92	$17.57
TOTAL INVESTMENT RETURN:
Market Value	30.01	%#	(52.58)%	32.83%	49.55%	31.97%	20.11%
Net Asset Value(1)	30.17	%#	(54.70)%	43.79%	39.50%	34.44%	25.07%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$200,613		$153,980	$491,664	$503,920	$442,734	$348,934
Ratio of Expenses to Average Net Assets(2)	1.55	%*+	1.54%+	1.46%+	1.50%	1.50%	1.53%
Ratio of Net Investment Income to Average Net Assets(2)	1.44	%*+	0.56%+	0.17%+	0.41%	1.02%	1.15%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	32	%#	99%	102%	72%	54%	57%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.60	%*+	1.59%+	1.51%+	1.55%	1.55%	1.54%
Ratio of Net Investment Income to Average Net Assets	1.39	%*+	0.51%+	0.12%+	0.36%	0.97%	1.14%

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

‡	Amount is less than $0.005 per share.
†	Per share amount is based on average shares outstanding.
§	Amount is less than 0.005%
+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

*	Annualized
#	Not Annualized

18	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) was incorporated on August 27, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation through investments primarily in emerging country equity securities. To the extent that the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to emerging country equity securities, such investments will be counted for purposes of the Fund’s policy in the previous sentence. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments as described herein.

A.            Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                                      Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.                                      Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A substantial portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.                                      Foreign Real Estate Companies: The Fund may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investor funds for investments primarily in commercial real estate properties. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

4.                                      Derivatives: The Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser and/or Sub-Adviser seek to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161,

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

“Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2009.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Contracts (000)
Assets:
Foreign Currency Contracts	Receivables		$2
Liabilities:
Foreign Currency Contracts	Payables	$	(—	)@

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$462

Primary Risk Exposure	Statement of Operations	Foreign Currency Contracts (000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(63)

@ Amount is less than $500.

All open derivative positions at period end are reflected on the Portfolio of Investments and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

5.                                      Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6.                                      Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

7.                                      Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.            Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund’s average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with each of Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Ltd. (the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, provide the Fund with investment advisory services subject to the overall supervision of the Fund’s Officers and Directors. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.            Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee through a waiver so that it will be no greater than the previous administration fee (prior to November 1, 2004) of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2009, approximately $33,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the agreement, except pricing services and extraordinary expenses, will be covered under the administration fee.

D.            Custodian Fees: JPMorgan Chase Bank, N.A., (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

E.             Federal Income Taxes:  It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 was as follows:

2008 Distributions Paid From: (000)		2007 Distributions Paid From: (000)
Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
$14,575	$80,309	$26,129	$162,768

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as issued by passive foreign investment companies and distribution redesignations, resulted in the following reclassifications among the components of net assets at December 31, 2008:

Increase (Decrease)
Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$2,112	$(109)	$(2,003)

At December 31, 2008, the Fund had no distributable earnings on a tax basis.

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $190,429,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,561,000 of which $32,729,000 related to appreciated securities and $23,168,000 related to depreciated securities.

Net capital, currency and passive foreign investment company (“PFIC”) losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2008, the Fund deferred to January 2, 2009, for U.S. Federal income tax

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

purposes, capital and currency losses of approximately $36,283,000 and $3,000, respectively.

F.             Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.            Security Transactions and Transactions with Affiliates: The Fund invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $440,000 at June 30, 2009. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$1,587	$—	$—	$—	$2,389

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended June 30, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows:

Market Value December 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2009 (000)
$7,610	$31,463	$35,547	$8	$3,526

During the six months ended June 30, 2009, the Fund made purchases and sales totaling approximately $55,189,000 and $51,098,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended June 30, 2009, the Fund incurred approximately $6,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

Additionally, during the six months ended June 30, 2009, the Fund incurred no brokerage commissions with China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

H.            Other: On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares traded from their net asset value. During the six months ended June 30, 2009, the Fund repurchased 7,900 of its shares at an average discount of 5.56% from net asset value per share. Since the inception of the program, the Fund has repurchased 5,599,538 of its shares at an average discount of 17.59% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

I.              Supplemental Proxy Information: On June 17, 2009, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withhold
Michael Bozic	13,402,436	1,379,925
Michael F. Klein	13,425,513	1,356,848
W. Allen Reed	13,415,178	1,367,183

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/ im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling toll free 1-(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Fund Management

The Fund is managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”), a Sub-Adviser to the Fund, Ana Cristina Piedrahita, an Executive Director of Morgan Stanley Investment Management Limited (“MSIM Limited”), a Sub-Adviser to the Fund, and Paul C. Psaila and Ruchir Sharma, each a Managing Director of the Adviser.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since July 2006 and began managing the Fund in July 2006. Prior to July 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management.

Ms. Piedrahita had been associated with MSIM Limited in an investment management capacity and began managing the Fund in January 2002. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in February 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in February 2002.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions (Distributions) will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a Distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of a Distribution will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1-(800) 231-2608

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Morgan Stanley Institutional Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2009 (unaudited)

Morgan Stanley Institutional Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Emerging Markets Fund, Inc.

Directors	Kevin Klingert
Michael E. Nugent	Vice President

Frank L. Bowman	Stefanie V. Chang Yu
Vice President
Michael Bozic
James W. Garrett
Kathleen A. Dennis	Treasurer and Chief Financial Officer

James F. Higgins	Carsten Otto
Chief Compliance Officer
Dr. Manuel H. Johnson
Mary E. Mullin
Joseph J. Kearns	Secretary

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers
Michael E. Nugent
Chairman of the Board and Director

Randy Takian
President and Principal Executive Officer

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Stockholder Servicing Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, Massachusetts 02021

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call toll free 1-(800) 231-2608 or visit our website at www.morganstanley.com/im. All investments involve risks, including the possible loss of principal.

© 2009 Morgan Stanley

CEMSFSAN

IU09-03489I-Y06/09

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Morgan Stanley Emerging Markets Fund, Inc.*

TOTAL NUMBER OF
			SHARES PURCHASED AS	MAXIMUM NUMBER
			PART OF PUBLICLY	OF SHARES THAT MAY YET
	TOTAL NUMBER OF	AVERAGE PRICE	ANNOUNCED PLANS	BE PURCHASED UNDER
Period	SHARES PURCHASED	PAID PER SHARE	OR PROGRAMS	THE PLANS OR PROGRAMS
January	7,900	$7.70	7,900	Unlimited
February	—	—	—	Unlimited
March	—	—	—	Unlimited
April	—	—	—	Unlimited
May	—	—	—	Unlimited
June	—	—	—	Unlimited

*  The Share Repurchase Program commenced on 7/30/1998.

The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 20, 2009